Restricted Stock Units - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 26, 2020	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) $ / shares
Restricted Stock Units [Line Items]
Restricted stock units scheme term	10 years
Fair value per share of options granted | $ / shares		$ 9.497	$ 9.817	$ 0.294
Equity-settled share-based compensation expense		$ 20,158	$ 4,760	$ 1,272
RSU
Restricted Stock Units [Line Items]
Weighted-average remaining contractual life for outstanding RSUs granted		8 years 1 month 28 days	8 years 10 months 2 days
Fair value of share options granted		$ 32,000	$ 17,500
Fair value per share of options granted | $ / shares		$ 15.012	$ 15.364
Equity-settled share-based compensation expense		$ 17,800	$ 2,900
Number of RSU, outstanding | shares		2,601,000	1,113,000
Restricted Share Plan
Restricted Stock Units [Line Items]
Number of RSU, outstanding | shares		2,601,187
Percentage of number of number shares issued		0.80%